SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Energy Storage Systems (Details)	12 Months Ended
Dec. 31, 2020
Energy Storage Systems
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years